Securities (Tables)	9 Months Ended
Jul. 31, 2025
Disclosure of Financial Instruments [Abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at July 31, 2025 and

October 31, 2024.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 15,654 $ 19 $ (100) $ 15,573 $ 18,281 $ 17 $ (159) $ 18,139
Provinces 20,757 97 (26) 20,828 21,263 77 (70) 21,270
U.S. federal, state, municipal governments, and

agencies debt

52,453 79 (190) 52,342 35,371 22 (196) 35,197
Other OECD government-guaranteed debt 7,722 7 (2) 7,727 1,687 1 (9) 1,679
Mortgage-backed securities 1,952 25 (2) 1,975 2,125 17 (5) 2,137
98,538 227 (320) 98,445 78,727 134 (439) 78,422
Other debt securities

Asset-backed securities 7,788 5 (24) 7,769 1,397 1 (14) 1,384
Corporate and other debt 13,170 87 (36) 13,221 9,419 77 (50) 9,446
20,958 92 (60) 20,990 10,816 78 (64) 10,830
Total debt securities 119,496 319 (380) 119,435 89,543 212 (503) 89,252
Equity securities

Common shares 2,578 271 (76) 2,773 3,810 176 (72) 3,914
Preferred shares 537 143 (159) 521 632 29 (160) 501
3,115 414 (235) 3,294 4,442 205 (232) 4,415
Total securities at fair value through

other comprehensive income
$ 122,611 $ 733 $ (615) $ 122,729 $ 93,985 $ 417 $ (735) $ 93,667
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
July 31, 2025

and October 31, 2024, and dividend income

recognized on these securities for

the three and nine months ended July 31, 2025

and July 31, 2024.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended For the nine months ended
July 31, 2025 October 31, 2024 July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Fair value

Dividend income recognized

Dividend income recognized

Common shares $ 2,773 $ 3,914 $ 52 $ 41 $ 167 $ 106

Preferred shares 521 501 34 39 108 115
Total $ 3,294 $ 4,415 $ 86 $ 80 $ 275 $ 221

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stock in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Equity Securities 1
Fair value $ 63 $ 480 $ 189 $ 595
Cumulative realized gain/(loss) 15 118 (5) 117
FHLB Stock
Fair value 664 – 1,201 163

Cumulative realized gain/(loss) – – – –
Includes disposal of the Bank’s holdings in First Horizon Corporation common shares in fiscal 2024.

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized

gains
and losses on securities disposed of during

the three and nine months ended July 31,

2025 and July 31, 2024, which are included

in Other income (loss) on the
Interim Consolidated Statement of Income.
Debt Securities Net Realized Gains (Losses) 1
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Debt securities at amortized cost $ (337) $ – $ (1,533) $ (69)
Debt securities at fair value through other

comprehensive income
(35) 7 (41) 16
Total $ (372) $ 7 $ (1,574) $ (53)
Includes $ 339

million (US$
244

million) and $
1,546

million (US$
1,092

million), respectively, for the three and nine months ended

July 31, 2025 (three and nine months ended
July 31, 2024 – nil
) of pre-tax losses on debt securities related to the balance sheet restructuring initiative undertaken in the

U.S. Retail segment. Refer to Note 26 of the Bank’s 2024
Annual Consolidated Financial Statements for additional information regarding the asset limitation on TD’s two U.S. bank subsidiaries.

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance

for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities 1
Investment grade $ 363,990 $ – $ n/a 2 $ 363,990 $ 360,272 $ – $ n/a $ 360,272
Non-investment grade 812 107 n/a 919 439 91 n/a 530
Watch and classified n/a 53 n/a 53 n/a 68 n/a 68
Default n/a n/a – – n/a n/a – –
Total debt securities 364,802 160 – 364,962 360,711 159 – 360,870
Allowance for credit losses on debt securities
at amortized cost 2 – – 2 3 – – 3
Total debt securities, net of

allowance
$ 364,800 $ 160 $ – $ 364,960 $ 360,708 $ 159 $ – $ 360,867
Includes debt securities backed by government-guaranteed loans of $ 97 million (October 31, 2024 – $
113

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.